UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.




                         THE ADVISORS' INNER CIRCLE FUND




                                       LSV
                                VALUE EQUITY FUND




                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2005




                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                      LSV
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2005, were as follows:

                                                                                                      Since
Fund                          6 Months*      1 Year*       2 Years*      3 Years      5 Years*      Inception*
----                          ---------     ---------      --------     ---------     ---------     ----------
LSV VALUE EQUITY FUND           6.2%          12.7%          23.8%         8.3%         11.0%          8.8%
BENCHMARK:
Russell 1000 Value Index        6.7%          13.9%          19.9%         7.8%          5.1%          5.0%
BROAD MARKET:
S&P 500 Index                   3.3%           6.3%          14.3%         4.2%         -3.0%         -0.3%

   *AS OF 4/30/05; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE
    IS 3/31/99. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-FUND-LSV (1-888-386-3578).

Value stocks continue to outperform the broad market and LSV's value oriented investment style has been in favor over the past several years. While the Fund's results over the past few years have been good, the portfolio has trailed the benchmark over the past six months and for the trailing one-year period.

Factors contributing to the near term underperformance can be attributed to the month of April 2005 where the Fund trailed the benchmark by 1.6%. In April, the portfolio declined 3.4% versus a 1.8% decline for the Russell 1000 Value Index. The largest stocks performed the best in April and LSV's portfolio is overweighted in the mid capitalization segment of the market. While this was a beneficial place to be for most of the past year, it was a negative in April. Large growth stocks also outperformed large value stocks in April so our style bias did not help for the month. In the last six months, the portfolio has benefited from several acquisitions; Sears (acquired by Kmart Holdings) and AT&T (acquired by SBC Communications). The defensive, value characteristics of the portfolio and good stock selection are the primary reasons for the significant long-term outperformance relative to the benchmark. We expect our patience to be rewarded and are not overly concerned by performance of any particular month.

The portfolio characteristics shown below (as of April 30, 2005) demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                                    Russell 1000        S&P 500
      Characteristic                   Fund          Value Index         Index
      ----------------                 ----         ------------        -------
      Price/Cash Flow Ratio             6.1 x            8.3 x           10.9 x
      Price/Earnings Ratio             12.0 x           14.4 x           16.5 x
      Price/Book Ratio                  1.9 x            2.2 x            2.8 x
      Dividend Yield                    2.3%             2.4%             1.8%

LSV continues to seek attractively priced stocks relative to the current market environment using a disciplined and risk controlled, value-oriented investment strategy. We plan to remain fully invested and broadly diversified by industry and by individual security.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

STATEMENT OF NET ASSETS
April 30, 2005                                                       (Unaudited)



SECTOR WEIGHTINGS+
[BAR CHART OMITTED]
Plot points for EDGAR purposes are as follows:
30.7%     Financials
15.2%     Energy
11.0%     Consumer Discretionary
10.9%     Industrials
 7.8%     Information Technology
 5.8%     Utilities
 5.6%     Consumer Staples
 4.6%     Materials
 4.4%     Telecommunication Services
 2.9%     Health Care
 1.1%     Repurchase Agreements
 0.0%     Warrants

+ Percentages are based on total investments.

                                                        Market
                                                         Value
LSV VALUE EQUITY FUND                      Shares        (000)
----------------------------------------------------------------
COMMON STOCK (98.6%)
AEROSPACE & DEFENSE (3.2%)
   Goodrich                                 85,900     $  3,462
   Northrop Grumman                        160,300        8,791
   Textron                                  84,600        6,374
                                                       --------
                                                         18,627
                                                       --------
AGRICULTURAL OPERATIONS (1.0%)
   Archer-Daniels-Midland                  318,000        5,721
                                                       --------
AIRCRAFT (0.6%)
   Alaska Air Group*                        77,800        2,075
   ExpressJet Holdings*                    191,600        1,701
                                                       --------
                                                          3,776
                                                       --------
APPAREL/TEXTILES (0.4%)
   VF                                       41,100        2,326
                                                       --------
AUTOMOTIVE (2.7%)
   Autoliv                                 110,800        4,903
   Delphi                                   78,200          258
   Ford Motor                              462,300        4,211
   General Motors                           40,900        1,091
   Goodyear Tire & Rubber*                 188,600        2,239
   Navistar International*                  91,700        2,708
                                                       --------
                                                         15,410
                                                       --------
BANKS (13.2%)
   AmSouth Bancorp                          87,600        2,306
   Astoria Financial                        95,850        2,541
   Bank of America                         340,600       15,341
   Bank of Hawaii                            6,500          308
   Comerica                                132,400        7,581


                                                        Market
                                                         Value
                                           Shares        (000)
----------------------------------------------------------------
   Huntington Bancshares                    90,100     $  2,118
   JPMorgan Chase                          216,276        7,676
   Keycorp                                 254,100        8,426
   National City                           100,900        3,427
   North Fork Bancorporation                58,200        1,638
   Popular                                  94,400        2,184
   Regions Financial                        48,400        1,621
   UnionBanCal                              52,800        3,250
   US Bancorp                               87,000        2,427
   Wachovia                                169,700        8,685
   Washington Mutual                       167,600        6,925
                                                       --------
                                                         76,454
                                                       --------
BUILDING & CONSTRUCTION (2.4%)
   KB Home                                  52,800        3,009
   Lafarge North America                    40,300        2,237
   Masco                                    96,000        3,023
   NVR*                                      4,400        3,161
   Walter Industries                        66,000        2,264
                                                       --------
                                                         13,694
                                                       --------
CHEMICALS (3.0%)
   Eastman Chemical                        103,200        5,573
   FMC*                                     37,900        1,857
   Lubrizol                                 61,100        2,369
   OM Group*                                87,900        1,928
   PPG Industries                           84,500        5,708
                                                       --------
                                                         17,435
                                                       --------
COMMERCIAL SERVICES (1.0%)
   Brink's                                  10,100          326
   Convergys*                              147,500        1,912
   Sabre Holdings, Cl A                    176,000        3,442
                                                       --------
                                                          5,680
                                                       --------
COMPUTERS & SERVICES (4.9%)
   Computer Sciences*                       54,000        2,348
   Hewlett-Packard                         651,600       13,338
   Reynolds & Reynolds, Cl A               147,400        3,887
   Sybase*                                 153,500        2,906
   Western Digital*                        455,900        5,785
                                                       --------
                                                         28,264
                                                       --------
CONSUMER DISCRETIONARY (1.2%)
   Energizer Holdings*                      56,600        3,225
   Newell Rubbermaid                       186,400        4,050
                                                       --------
                                                          7,275
                                                       --------
DIVERSIFIED MANUFACTURING (1.1%)
   Teleflex                                 74,300        3,973
   Tredegar                                149,400        2,429
                                                       --------
                                                          6,402
                                                       --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2005                                                       (Unaudited)


                                                        Market
                                                         Value
LSV VALUE EQUITY FUND                      Shares        (000)
----------------------------------------------------------------
ELECTRICAL SERVICES (5.4%)
   American Electric Power                  89,700     $  3,159
   Constellation Energy Group                5,300          279
   Edison International                    140,100        5,086
   Idacorp                                  30,100          812
   Northeast Utilities                      89,400        1,637
   OGE Energy                               64,500        1,780
   PNM Resources                            87,300        2,414
   Sempra Energy                            66,500        2,685
   TXU                                     115,600        9,917
   Xcel Energy                             208,600        3,584
                                                       --------
                                                         31,353
                                                       --------
FINANCIAL SERVICES (8.0%)
   AG Edwards                              128,500        5,103
   Bear Stearns                             42,300        4,004
   CIT Group                               108,300        4,362
   Citigroup                               389,500       18,291
   Countrywide Financial                   103,400        3,742
   Freddie Mac                              37,300        2,295
   Morgan Stanley                          158,500        8,340
                                                       --------
                                                         46,137
                                                       --------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Altria Group                             95,800        6,226
   Corn Products International              95,800        2,109
   Molson Coors Brewing, Cl B               16,300        1,007
   PepsiAmericas                           132,500        3,271
   Supervalu                                69,600        2,197
   Tyson Foods, Cl A                       166,800        2,817
                                                       --------
                                                         17,627
                                                       --------
GAS/NATURAL GAS (0.4%)
   Nicor                                    59,200        2,189
                                                       --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Maytag                                  100,700          976
   Whirlpool                                86,300        5,356
                                                       --------
                                                          6,332
                                                       --------
INSURANCE (9.9%)
   Allstate                                187,000       10,502
   American Financial Group                 87,400        2,717
   AmerUs Group                             45,400        2,134
   Cigna                                    32,700        3,008
   Cincinnati Financial                     79,695        3,207
   Lincoln National                         81,500        3,665
   Loews                                    36,200        2,566
   MBIA                                     45,000        2,357
   Metlife                                  59,000        2,295
   Old Republic International              120,700        2,849
   Principal Financial Group               180,700        7,062
   Prudential Financial                    157,200        8,984
   St. Paul Travelers                       59,100        2,116
   Stancorp Financial Group                 26,100        1,997
   Torchmark                                40,000        2,137
                                                       --------
                                                         57,596
                                                       --------


                                                        Market
                                                         Value
                                           Shares        (000)
----------------------------------------------------------------
LEASING & RENTING (0.3%)
   Ryder System                             43,200     $  1,595
                                                       --------
LUMBER & WOOD PRODUCTS (0.7%)
   Georgia-Pacific                         120,100        4,116
                                                       --------
MACHINERY (2.1%)
   Albany International, Cl A              119,800        3,757
   Briggs & Stratton                         2,300           75
   Cummins                                  44,800        3,046
   Johnson Controls                         37,000        2,030
   Stanley Works                            49,400        2,126
   Tecumseh Products, Cl A                  32,900        1,143
                                                       --------
                                                         12,177
                                                       --------
PETROLEUM & FUEL PRODUCTS (15.2%)
   Amerada Hess                             68,100        6,378
   Anadarko Petroleum                      122,500        8,947
   ChevronTexaco                           318,700       16,572
   ConocoPhillips                           99,700       10,454
   Exxon Mobil                             351,100       20,023
   Marathon Oil                            101,600        4,731
   Occidental Petroleum                     88,100        6,079
   Sunoco                                   70,800        7,028
   Tesoro*                                  86,500        3,282
   Unocal                                   82,300        4,489
                                                       --------
                                                         87,983
                                                       --------
PHARMACEUTICALS (2.3%)
   Alpharma, Cl A                           94,300          890
   King Pharmaceuticals*                   120,400          963
   Merck                                   344,800       11,689
                                                       --------
                                                         13,542
                                                       --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.0%)
   Eastman Kodak                           235,000        5,875
                                                       --------
PRINTING & PUBLISHING (0.3%)
   American Greetings, Cl A                 91,300        2,068
                                                       --------
RAILROADS (1.2%)
   Burlington Northern Santa Fe            141,600        6,832
                                                       --------
RETAIL (4.9%)
   Albertson's                             137,800        2,727
   Barnes & Noble*                          69,000        2,457
   BJ's Wholesale Club*                     77,600        2,068
   Darden Restaurants                      106,800        3,204
   Federated Department Stores             127,400        7,326
   GameStop, Cl B*                          20,946          489
   Jack in the Box*                         50,800        1,857
   Ltd Brands                              316,800        6,871
   Papa John's International*               13,400          459
   Safeway*                                 44,400          945
                                                       --------
                                                         28,403
                                                       --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2005                                                       (Unaudited)


                                           Shares/      Market
                                         Face Amount     Value
LSV VALUE EQUITY FUND                       (000)        (000)
----------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (0.9%)
   Fairchild Semiconductor
     International*                        140,800     $  1,894
   Freescale Semiconductor, Cl B*           18,417          347
   Micron Technology*                      306,800        2,979
                                                       --------
                                                          5,220
                                                       --------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                         50,500        2,251
                                                       --------
STEEL & STEEL WORKS (0.9%)
   Steel Dynamics                           59,500        1,617
   United States Steel                      80,200        3,430
                                                       --------
                                                          5,047
                                                       --------
TELEPHONES & TELECOMMUNICATIONS (5.5%)
   AT&T                                    260,800        4,989
   BellSouth                               135,200        3,582
   CenturyTel                              183,500        5,632
   Motorola                                402,700        6,177
   Sprint-FON Group                        158,500        3,528
   Verizon Communications                  220,500        7,894
                                                       --------
                                                         31,802
                                                       --------
TRUCKING (0.4%)
   Swift Transportation*                   111,900        2,387
                                                       --------
TOTAL COMMON STOCK
   (Cost $516,037)                                      571,596
                                                       --------

WARRANTS (0.0%)
   Washington Mutual (A)*
     Expires 11/22/05                       25,900            4
                                                       --------
TOTAL WARRANTS
   (Cost $0)                                                  4
                                                       --------

REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley
     2.500%, dated 04/29/05,
     to be repurchased on 05/02/05,
     repurchase price $6,562,981
     (collateralized by U.S.
     Treasury Note, par value
     $6,182,169, 3.625%, 01/15/08;
     with total market value
     $6,692,994)                           $ 6,562        6,562
                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,562)                                          6,562
                                                       --------
TOTAL INVESTMENTS (99.7%)
   (Cost $522,599)                                      578,162
                                                       --------


                                                         Value
                                                         (000)
----------------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.3%)
Investment Advisory Fees Payable                       $   (260)
Payable for Investment Securities
   Purchased                                               (154)
Payable for Fund Shares Redeemed                            (80)
Administration Fees Payable                                 (36)
Other Assets and Liabilities, Net                         2,176
                                                       --------
TOTAL OTHER ASSETS & LIABILITIES                          1,646
                                                       --------
NET ASSETS -- 100.0%                                   $579,808
                                                       ========

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 39,480,383 outstanding
   shares of beneficial interest                        509,755
Undistributed net investment income                       1,964
Accumulated net realized gain on
   investments                                           12,526
Net unrealized appreciation on investments               55,563
                                                       --------
NET ASSETS                                             $579,808
                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share                            $14.69
                                                       ========
*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL  -- CLASS





 The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2005                                                          (Unaudited)


                                                                                                       LSV VALUE
                                                                                                      EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $3).....................................          $ 4,774
   Interest...................................................................................               96
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................            4,870
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................................................            1,288
   Administration Fees........................................................................              184
   Transfer Agent Fees........................................................................               22
   Registration and Filing Fees...............................................................               17
   Professional Fees..........................................................................               14
   Printing Fees..............................................................................               10
   Custodian Fees.............................................................................                8
   Trustees' Fees.............................................................................                2
   Insurance and Other Fees...................................................................                9
-------------------------------------------------------------------------------------------------------------------
   Total Expenses.............................................................................            1,554
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................            3,316
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments..............................................................           12,529
Net Change in Unrealized Appreciation on Investments..........................................            1,049
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................           13,578
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................          $16,894
===================================================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2005 (Unaudited) and the year ended October 31, 2004

                                                                                       LSV VALUE EQUITY FUND
                                                                                 ----------------------------------
                                                                                     11/01/04         11/01/03
                                                                                    TO 4/30/05       TO 10/31/04
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................      $ 3,316         $ 4,970
   Net Realized Gain on Investments.............................................       12,529          10,194
   Net Change in Unrealized Appreciation on Investments.........................        1,049          25,478
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations.......................       16,894          40,642
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income........................................................       (5,626)         (2,754)
   Net Realized Gain............................................................      (10,194)         (2,242)
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions..........................................      (15,820)         (4,996)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued.......................................................................      258,944         110,130
   In Lieu of Dividends and Distributions.......................................       15,342           4,899
   Redeemed.....................................................................      (33,737)        (27,056)
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions.........      240,549          87,973
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets.............................................      241,623         123,619
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..........................................................      338,185         214,566
-------------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income
     of $1,964 and $4,274, respectively)........................................     $579,808        $338,185
===================================================================================================================
Shares Transactions:
   Issued.......................................................................       17,189           7,972
   In Lieu of Dividends and Distributions.......................................        1,015             389
   Redeemed.....................................................................       (2,212)         (1,931)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...................       15,992           6,430
===================================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Periods Ended April 30, 2005 (Unaudited) and October 31,




                     Net                       Realized and                     Dividends
                    Asset                       Unrealized                        from          Distributions        Total
                    Value           Net        Gains (Losses)      Total           Net              from           Dividends
                  Beginning      Investment         on             from         Investment        Realized            and
                  of Period        Income       Investments      Operations       Income            Gains         Distributions
                  ---------      ----------    ------------      ----------     ----------      -------------     -------------
---------------------
LSV VALUE EQUITY FUND
---------------------
2005*              $14.40          $0.11          $ 0.79          $ 0.90          $(0.21)          $(0.40)          $(0.61)
2004                12.58           0.22            1.89            2.11           (0.16)           (0.13)           (0.29)
2003                 9.85           0.13            2.73            2.86           (0.12)           (0.01)           (0.13)
2002                10.82           0.15           (0.68)          (0.53)          (0.14)           (0.30)           (0.44)
2001                10.87           0.07           (0.05)           0.02           (0.06)           (0.01)           (0.07)
2000                10.33           0.10            0.50            0.60           (0.06)              --            (0.06)

                                                                                   Ratio           Ratio
                     Net                            Net                           of Net        of Expenses
                    Asset                         Assets           Ratio        Investment       to Average
                    Value                           End         of Expenses       Income         Net Assets       Portfolio
                     End           Total         of Period       to Average      to Average      (Excluding        Turnover
                  of Period       Return+          (000)         Net Assets      Net Assets        Waivers)          Rate
                  ---------       -------        ----------      ----------     -----------     ------------      ---------
---------------------
LSV VALUE EQUITY FUND
---------------------
2005*              $14.69           6.18%       $579,808            0.66%           1.42%            0.66%            9.19%
2004                14.40          17.06         338,185            0.69            1.86             0.69            19.80
2003                12.58          29.33         214,566            0.72            1.84             0.73             9.52
2002                 9.85          (5.37)         65,815            0.81            1.52             0.87            36.64
2001                10.82           0.16          47,944            0.90            1.06             0.94            37.40
2000                10.87           5.86          25,039            0.90            1.29             1.57            31.11

  * For the six-month period ended April 30, 2005. All ratios for the period have been annualized. Per share calculations were performed using average shares for the period.
  + Total return is for the period indicated and has not been annualized.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts designated as "--" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2005                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments

NOTES TO FINANCIAL STATEMENTS
April 30, 2005                                                       (Unaudited)


Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended April 30, 2005, were as follows
(000):

Purchases..............................   $264,254
Sales..................................     42,989

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                          ORDINARY      LONG-TERM
                           INCOME     CAPITAL GAIN      TOTAL
                          --------    ------------      -----
      2004                 $3,860         $1,136        $4,996
      2003                  1,030             43         1,073

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income           $ 4,633
Undistributed Long-Term Capital Gain      9,832
Unrealized Appreciation                  54,514
                                        -------
Total Distributable Earnings            $68,979
                                        =======

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2005, were as follows (000):

                                                        NET
     FEDERAL      APPRECIATED      DEPRECIATED       UNREALIZED
    TAX COST      SECURITIES       SECURITIES       APPRECIATION
    --------      -----------      -----------      ------------
    $522,599        $80,554         $(24,991)          $55,563

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


                         Beginning        Ending                        Expenses
                           Account        Account      Annualized         Paid
                            Value          Value         Expense         During
                          10/31/04       04/30/05        Ratios          Period*
--------------------------------------------------------------------------------
LSV Value Equity Fund
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00      $1,061.80        0.66%           $3.37

HYPOTHETICAL 5% RETURN
Class A Shares            $1,000.00      $1,021.52        0.66%           $3.31
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)



BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided an overview of LSV and its ownership structure. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. The Board considered the services provided by the Adviser, including the Adviser's brokerage allocation and trade execution practices, noting the Adviser's use of ECNs for portfolio trades. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                      Notes

                                      Notes

================================================================================


     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     KPMG LLP




     The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.




     LSV-SA-003-0700

================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.